EQUITY - Operations with non-controlling interests (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital
Effect of interest changes in subsidiaries	R$ (1,586)	R$ (85,477)	R$ (19,194)
Total Parent company's interest
Capital
Effect of interest changes in subsidiaries		6	2,504
Non-controlling interests
Capital
Changes in the Paraopeba- Fixed Income Investment Fund	(1,586)	(85,483)	(21,698)
Effect of interest changes in subsidiaries	R$ (1,586)	R$ (85,483)	R$ (21,698)